Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subordinated liabilities
Schedule of subordinated liabilities

	2025	2024
	£m	£m
Dated loan capital	5,983	5,996
Undated loan capital	21	21
Preference shares	119	119
	6,123	6,136

Schedule of issuances and redemptions

		First call	Maturity	Capital	2025	2024
Dated loan capital		date	date	treatment	£m	£m
NatWest Group plc
£1,000 million	3.622% notes	May-25	Aug-30	Tier 2	—	1,006
£1,000 million	2.105% notes	Aug-26	Nov-31	Tier 2	1,002	1,001
€1,000 million	3.723% notes	Feb-30	Feb-35	Tier 2	898	—
$1,000 million	6.475% notes	Mar-29	Jun-34	Tier 2	746	799
$850 million	3.032% notes	Aug-30	Nov-35	Tier 2	547	550
€750 million	1.043% notes	Jun-27	Sep-32	Tier 2	656	624
€700 million	5.763% notes	Nov-28	Feb-34	Tier 2	640	608
£650 million	7.416% notes	Mar-28	Jun-33	Tier 2	655	644
£600 million	5.642% notes	Oct-29	Oct-34	Tier 2	605	608
					5,749	5,840

Other subsidiaries
€170 million	Floating rate notes	—	Feb-41	Not applicable	237	234
$150 million	7.125% notes	—	Oct-93	Not applicable	17	17
					6,003	6,091
Fair value hedging					(20)	(95)
					5,983	5,996

Undated loan capital
Other subsidiaries
£31 million	7.380% notes	—	—	Not applicable	1	1
£16 million	5.630% notes	Sep-26	—	Not applicable	17	17
£4.9 million	2.500% fixed notes	—	—	Not applicable	3	3
					21	21

Preference shares
Other subsidiaries
£140 million	Non-cumulative preference shares of £1	—	—	Not applicable	119	119
					119	119

Total					6,123	6,136